Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortized Cost	$ 664,279
Fair Value	665,242	$ 368,574
Maturities Up to 12 Months	262,354
Maturities Over 12 months	289,789
No maturity	113,099
Government Bonds Brazil [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	492,010
Fair Value	492,552	309,353
Maturities Up to 12 Months	209,508
Maturities Over 12 months	283,044
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	492,010
Fair Value	492,552	309,353
Maturities Up to 12 Months	209,508
Maturities Over 12 months	283,044
Bill Of Credit (LC) [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	10
Fair Value	10	1
Maturities Up to 12 Months	2
Maturities Over 12 months	8
Certificate Of Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	1,322
Fair Value	1,365	5,770
Maturities Up to 12 Months	850
Maturities Over 12 months	515
Real Estate And Agri Business Letter Of Credit [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	1,282
Fair Value	1,283	186
Maturities Up to 12 Months	965
Maturities Over 12 months	318
Corporate Bond And Debenturest [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	7,277
Fair Value	5,904	23,667
Maturities Over 12 months	5,904
Equity Instrument [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	12,148
Fair Value	12,900	13,199
No maturity	12,900
Investment funds [member]
IfrsStatementLineItems [Line Items]
Amortized Cost	100,180
Fair Value	100,199	16,164
No maturity	100,199
Notes [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	50,050
Fair Value	51,029
Maturities Up to 12 Months	51,029
Real Estate And Agribusiness Certificate Of Receivables [Member]
IfrsStatementLineItems [Line Items]
Fair Value		234
Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	172,269
Fair Value	172,690	$ 59,221
Maturities Up to 12 Months	52,846
Maturities Over 12 months	6,745
No maturity	$ 113,099